Related Party Transactions (Details) - USD ($)					1 Months Ended										3 Months Ended			7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Oct. 04, 2022	Mar. 21, 2022	Jan. 07, 2022	Sep. 03, 2021	Oct. 17, 2022	Jul. 31, 2022	Feb. 28, 2022	Jan. 21, 2022	Dec. 31, 2021	Oct. 22, 2021	Sep. 29, 2021	Aug. 31, 2021	Aug. 30, 2021	Nov. 17, 2020	Oct. 31, 2022	Sep. 30, 2022	Oct. 31, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Apr. 30, 2021
Related Party Transactions (Details) [Line Items]
Deferred offering costs																							$ 25,000
Common stock exchange (in Shares)																							2,875,000
Aggregate founder shares (in Shares)												3,162,500
Forfeiture shares (in Shares)												412,500
Promissory note													$ 285,778
Repaid promissory note				$ 285,778
Working capital				500,000
Convertible loan amount																				$ 1,500,000
Warrant per share (in Dollars per share)																				$ 1
Sponsor agreed loan		$ 163,000					$ 174,000
Borrowings																$ 500,000			$ 500,000
Sponsor payment																			10,000	$ 10,000
Administrative service fees																$ 30,000		$ 10,000	90,000	40,000
Fees payable																			$ 80,000	10,000
Administrative payment description																			The administrative services agreement was further amended in January 2023 to provide that the Company would pay to Sphere an amount equal to $100,000 to be applied against accrued payments under this agreement plus up to an additional amount equal to $25,000 to be applied against any remaining accrued payments, with the balance to be applied against future fees under this agreement.
Customer renewal value																			$ 4,554,000	4,554,000
Amount payable									$ 10,000											10,000
DIGERATI TECHNOLOGIES, INC [Member]
Related Party Transactions (Details) [Line Items]
Promissory note	$ 150,000,000							$ 460,000		$ 150,000	$ 75,000	$ 75,000										$ 2,100,000
VoIP hosted and fiber services															$ 40,000,000		$ 46,150,000				$ 194,547	175,606
Company paid																					157,935	88,143
Annual basis pay														$ 90,000,000
Principal balance outstanding						$ 716,181															716,181
Customer renewal value			$ 120,621
Goodwill value						120,621															120,621
Company recognized																					24,989
Other income expense																					24,989
Total principal outstanding						272,500,000									155,602,000						272,500	$ 1,134,291
Principal balance outstanding																					100,000
Debt discount																					62,417
Interest expense																					22,731
Unamortized debt discount						39,686															39,686
Voting preferred stock, description														Board of Directors approved the issuance of the following shares of Series F Super Voting Preferred Stock to officer: ● Arthur L. Smith - 34 shares of Series F Super Voting Preferred Stock ● Antonio Estrada - 33 shares of Series F Super Voting Preferred Stock ● Craig Clement - 33 shares of Series F Super Voting Preferred Stock
Share payment															1,000,000,000						1,000,000
Acquisitions payable						1,000,000,000									1,000,000,000						1,000,000
Maturity date	Oct. 15, 2022
Annual interest rate	11.00%
Principal outstanding amount paid					$ 150,000,000										116,898,000
Interest expenses															9,922,000		$ 0
Debt discount outstanding						39,686,000									29,764,000
Balance outstanding						$ 600,000,000									500,000,000
IPO [Member]
Related Party Transactions (Details) [Line Items]
Sponsor loan amount																			$ 300,000	$ 300,000
Share payment													$ 128,397,500
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Stock dividend (in Shares)												287,500
Customer Relationship [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Related Party Transactions (Details) [Line Items]
Annual basis pay									$ 100,000,000												100,000
Total principal outstanding																					600,000
Purchase price															600,000,000						600,000
Holdback amount															100,000,000						$ 100,000
Principal outstanding amount paid															$ 100,000,000
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Convertible loan amount				$ 1,500,000
Warrant per share (in Dollars per share)				$ 1
Business combination price per share (in Dollars per share)																$ 1			$ 1